Income Taxes (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Tax loss carry forwards	$ 8,800	54,667
Reconciliation of the PRC statutory tax rate to the effective tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Effect of different tax rate of Group entities operating in other jurisdictions or under different tax status (as a percent)	7.10%	7.10%	15.00%	1.30%
Tax effect of non-deductible expenses, net (as a percent)	1.00%	1.00%	6.50%	(0.30%)
Effect of tax holidays (as a percent)	(17.40%)	(17.40%)		(11.70%)
Effect of change in valuation allowance (as a percent)	11.30%	11.30%	18.10%	4.40%
One time tax levy (as a percent)	(37.00%)	(37.00%)	57.40%
Others (as a percent)	0.20%	0.20%	0.50%	0.10%
Effective EIT rate (as a percent)	(9.80%)	(9.80%)	122.50%	18.80%